UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22336

Large-Cap Core Research Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Large-Cap Core Research Portfolio

June 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value

Aerospace & Defense — 2.4%
Boeing Co. (The)	30,176	$3,839,293
United Technologies Corp.	20,583	2,376,307

		$6,215,600

Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	48,491	$3,093,241

		$3,093,241

Airlines — 1.0%
Delta Air Lines, Inc.	66,061	$2,557,882

		$2,557,882

Auto Components — 0.7%
TRW Automotive Holdings Corp.(1)	19,454	$1,741,522

		$1,741,522

Automobiles — 0.6%
Volkswagen AG	5,967	$1,538,941

		$1,538,941

Banks — 7.7%
Bank of America Corp.	299,572	$4,604,422
Citigroup, Inc.	95,117	4,480,011
JPMorgan Chase & Co.	98,109	5,653,040
Regions Financial Corp.	243,366	2,584,547
SunTrust Banks, Inc.	70,692	2,831,921

		$20,153,941

Beverages — 1.5%
Constellation Brands, Inc., Class A(1)	30,402	$2,679,328
PepsiCo, Inc.	15,248	1,362,257

		$4,041,585

Biotechnology — 1.5%
Gilead Sciences, Inc.(1)	47,388	$3,928,939

		$3,928,939

Capital Markets — 2.6%
Affiliated Managers Group, Inc.(1)	13,300	$2,731,820
Invesco, Ltd.	111,732	4,217,883

		$6,949,703

Security	Shares	Value

Chemicals — 2.8%
E.I. du Pont de Nemours & Co.	19,382	$1,268,358
Eastman Chemical Co.	12,000	1,048,200
FMC Corp.	8,096	576,354
LyondellBasell Industries NV, Class A	17,533	1,712,097
Monsanto Co.	15,544	1,938,959
PPG Industries, Inc.	3,824	803,614

		$7,347,582

Communications Equipment — 1.2%
QUALCOMM, Inc.	9,670	$765,864
Telefonaktiebolaget LM Ericsson ADR	190,025	2,295,502

		$3,061,366

Consumer Finance — 1.7%
American Express Co.	13,681	$1,297,916
Discover Financial Services	53,000	3,284,940

		$4,582,856

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	42,701	$1,509,907
Verizon Communications, Inc.	93,477	4,573,830

		$6,083,737

Electric Utilities — 2.0%
Edison International	34,111	$1,982,190
NextEra Energy, Inc.	32,221	3,302,008

		$5,284,198

Electrical Equipment — 2.3%
Eaton Corp. PLC	27,200	$2,099,296
Emerson Electric Co.	32,164	2,134,403
Rockwell Automation, Inc.	14,933	1,869,014

		$6,102,713

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	151,109	$3,316,843

		$3,316,843

Energy Equipment & Services — 3.7%
FMC Technologies, Inc.(1)	42,522	$2,596,819
Schlumberger, Ltd.	44,000	5,189,800
Weatherford International PLC(1)	90,000	2,070,000

		$9,856,619

14	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	21,858	$2,517,167
CVS Caremark Corp.	17,500	1,318,975

		$3,836,142

Food Products — 2.3%
Hershey Co. (The)	20,474	$1,993,553
Mondelez International, Inc., Class A	110,787	4,166,699

		$6,160,252

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	90,261	$3,691,675
Stryker Corp.	39,964	3,369,764

		$7,061,439

Health Care Providers & Services — 1.6%
Aetna, Inc.	5,500	$445,940
McKesson Corp.	9,765	1,818,341
UnitedHealth Group, Inc.	23,012	1,881,231

		$4,145,512

Health Care Technology — 0.5%
Cerner Corp.(1)	24,174	$1,246,895

		$1,246,895

Hotels, Restaurants & Leisure — 0.3%
Las Vegas Sands Corp.	12,000	$914,640

		$914,640

Household Durables — 0.8%
Mohawk Industries, Inc.(1)	15,571	$2,154,092

		$2,154,092

Household Products — 0.8%
Colgate-Palmolive Co.	32,490	$2,215,168

		$2,215,168

Industrial Conglomerates — 0.7%
General Electric Co.	65,241	$1,714,533

		$1,714,533

Insurance — 1.8%
MetLife, Inc.	62,951	$3,497,558
XL Group PLC	39,000	1,276,470

		$4,774,028

Security	Shares	Value

Internet & Catalog Retail — 1.6%
Amazon.com, Inc.(1)	9,917	$3,220,843
Priceline Group, Inc. (The)(1)	800	962,400

		$4,183,243

Internet Software & Services — 4.3%
eBay, Inc.(1)	41,814	$2,093,209
Facebook, Inc., Class A(1)	46,359	3,119,497
Google, Inc., Class A(1)	5,322	3,111,614
Google, Inc., Class C(1)	5,322	3,061,640

		$11,385,960

IT Services — 2.3%
Fiserv, Inc.(1)	35,097	$2,117,051
Visa, Inc., Class A	18,161	3,826,704

		$5,943,755

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	18,668	$2,202,824

		$2,202,824

Machinery — 2.2%
Caterpillar, Inc.	37,251	$4,048,066
Donaldson Co., Inc.	41,331	1,749,128

		$5,797,194

Media — 3.9%
Cinemark Holdings, Inc.	43,800	$1,548,768
Comcast Corp., Class A	63,135	3,389,087
Lions Gate Entertainment Corp.(2)	113,000	3,229,540
Walt Disney Co. (The)	23,085	1,979,308

		$10,146,703

Metals & Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	25,275	$922,538

		$922,538

Multi-Utilities — 1.2%
Sempra Energy	28,948	$3,031,145

		$3,031,145

Multiline Retail — 1.4%
Dollar General Corp.(1)(2)	26,718	$1,532,545
Macy’s, Inc.	38,700	2,245,374

		$3,777,919

15	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 7.2%
Anadarko Petroleum Corp.	14,454	$1,582,279
Chevron Corp.	9,915	1,294,403
ConocoPhillips	39,183	3,359,159
Devon Energy Corp.	61,121	4,853,007
EOG Resources, Inc.	7,154	836,017
Exxon Mobil Corp.	18,621	1,874,762
Kinder Morgan, Inc.	56,391	2,044,738
Occidental Petroleum Corp.	24,974	2,563,082
Range Resources Corp.	6,696	582,217

		$18,989,664

Paper & Forest Products — 0.3%
International Paper Co.	14,500	$731,815

		$731,815

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	32,594	$2,420,430

		$2,420,430

Pharmaceuticals — 6.4%
Jazz Pharmaceuticals PLC(1)	12,548	$1,844,682
Merck & Co., Inc.	85,796	4,963,299
Pfizer, Inc.	133,924	3,974,864
Roche Holding AG ADR	72,268	2,695,596
Shire PLC ADR	14,331	3,374,807

		$16,853,248

Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	12,144	$1,092,717
AvalonBay Communities, Inc.	13,375	1,901,791
Simon Property Group, Inc.	12,076	2,007,998

		$5,002,506

Road & Rail — 0.7%
CSX Corp.	61,000	$1,879,410

		$1,879,410

Semiconductors & Semiconductor Equipment — 1.2%
NXP Semiconductors NV(1)	47,958	$3,173,860

		$3,173,860

Software — 2.0%
A10 Networks, Inc.(1)	96,848	$1,288,078
Microsoft Corp.	49,237	2,053,183

Security	Shares	Value

Software (continued)
Oracle Corp.	47,431	$1,922,379

		$5,263,640

Specialty Retail — 3.5%
AutoNation, Inc.(1)	33,661	$2,008,889
Home Depot, Inc. (The)	56,871	4,604,276
TJX Cos., Inc. (The)	49,500	2,630,925

		$9,244,090

Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.(2)	107,653	$10,004,193
Hewlett-Packard Co.	125,505	4,227,008
NCR Corp.(1)	69,095	2,424,544

		$16,655,745

Tobacco — 1.7%
Altria Group, Inc.	67,312	$2,823,065
Reynolds American, Inc.	27,511	1,660,289

		$4,483,354

Total Common Stocks — 99.6% (identified cost $200,142,854)		$262,169,012

Call Options Purchased — 0.1%

Security	Number of Contracts	Strike Price	Expiration Date	Value

McDonald’s Corp.	150	$105.00	1/17/15	$27,375
Vertex Pharmaceuticals, Inc.	134	80.00	7/19/14	191,620

Total Call Options Purchased (identified cost $165,600)				$218,995

Put Options Purchased — 0.0%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Lions Gate Entertainment Corp.	1,130	$26.00	7/19/14	$8,475
NXP Semiconductors NV	480	60.00	7/19/14	12,000

Total Put Options Purchased (identified cost $273,660)				$20,475

16	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(4)	$3,653	$3,653,333

Total Short-Term Investments (identified cost $3,653,333)		$3,653,333

Total Investments — 101.1% (identified cost $204,235,447)		$266,061,815

Call Options Written — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value

Dollar General Corp.	133	$65.00	7/19/14	$(998)
Lions Gate Entertainment Corp.	1,130	28.00	7/19/14	(113,000)
Vertex Pharmaceuticals, Inc.	134	110.00	7/19/14	(1,675)

Total Call Options Written (premiums received $116,470)				$(115,673)

Put Options Written — (0.0)%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
McDonald’s Corp.	150	$82.50	1/17/15	$(5,700)

Total Put Options Written (premiums received $31,421)				$(5,700)

Other Assets, Less Liabilities — (1.0)%				$(2,678,795)

Net Assets — 100.0%				$263,261,647

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014.

17	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Unaffiliated investments, at value (identified cost, $200,582,114)	$262,408,482
Affiliated investment, at value (identified cost, $3,653,333)	3,653,333
Cash	4,992
Foreign currency, at value (identified cost, $28,932)	28,886
Dividends receivable	289,768
Interest receivable from affiliated investment	169
Receivable for investments sold	538
Tax reclaims receivable	45,322
Total assets	$266,431,490

Liabilities
Written options outstanding, at value (premiums received, $147,891)	$121,373
Payable for investments purchased	2,868,216
Payable to affiliates:
Investment adviser fee	138,643
Trustees’ fees	2,625
Accrued expenses	38,986
Total liabilities	$3,169,843
Net Assets applicable to investors’ interest in Portfolio	$263,261,647

Sources of Net Assets
Investors’ capital	$201,408,984
Net unrealized appreciation	61,852,663
Total	$263,261,647

18	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends (net of foreign taxes, $31,888)	$2,214,596
Interest allocated from affiliated investment	1,907
Expenses allocated from affiliated investment	(201)
Total investment income	$2,216,302

Expenses
Investment adviser fee	$794,834
Trustees’ fees and expenses	5,770
Custodian fee	43,024
Legal and accounting services	19,638
Miscellaneous	4,856
Total expenses	$868,122
Deduct —
Reduction of custodian fee	$1
Total expense reductions	$1

Net expenses	$868,121

Net investment income	$1,348,181

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$14,059,699
Investment transactions allocated from affiliated investment	13
Written options	750,657
Foreign currency transactions	(852)
Net realized gain	$14,809,517
Change in unrealized appreciation (depreciation) —
Investments	$5,164,090
Written options	18,372
Foreign currency	(99)
Net change in unrealized appreciation (depreciation)	$5,182,363

Net realized and unrealized gain	$19,991,880

Net increase in net assets from operations	$21,340,061

19	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$1,348,181	$1,930,920
Net realized gain from investment transactions, written options and foreign currency transactions	14,809,517	30,992,242
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	5,182,363	26,698,613
Net increase in net assets from operations	$21,340,061	$59,621,775
Capital transactions —
Contributions	$26,442,161	$22,378,744
Withdrawals	(21,653,442)	(33,673,667)
Net increase (decrease) in net assets from capital transactions	$4,788,719	$(11,294,923)

Net increase in net assets	$26,128,780	$48,326,852

Net Assets
At beginning of period	$237,132,867	$188,806,015
At end of period	$263,261,647	$237,132,867

20	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2014

Supplementary Data

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2009(1)
Ratios/Supplemental Data			2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.71	%(3)	0.73%	0.73%	0.73%	0.73%	0.86	%(3)
Net investment income	1.10	%(3)	0.93%	1.21%	1.25%	1.09%	1.19	%(3)
Portfolio Turnover	35	%(4)	90%	91%	64%	44%	10	%(4)
Total Return	8.87	%(4)	33.50%	16.18%	(1.55)%	10.68%	8.63	%(4)

Net assets, end of period (000’s omitted)	$263,262		$237,133	$188,806	$204,506	$222,854	$214,153

(1)	For the period from the start of business, November 1, 2009, to December 31, 2009.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

21	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Large-Cap Core Research Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2014, Eaton Vance Large-Cap Core Research Fund and Eaton Vance Balanced Fund held an interest of 30.9% and 69.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the

22

Large-Cap Core Research Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

23

Large-Cap Core Research Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2014, the Portfolio’s investment adviser fee amounted to $794,834 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $94,948,239 and $85,303,255, respectively, for the six months ended June 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$205,921,618

Gross unrealized appreciation	$61,124,567
Gross unrealized depreciation	(984,370)

Net unrealized appreciation	$60,140,197

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at June 30, 2014 is included in the Portfolio of Investments.

Written options activity for the six months ended June 30, 2014 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	213	$41,311
Options written	17,531	1,125,942
Options terminated in closing purchase transactions	(3,664)	(361,855)
Options exercised	(546)	(32,771)
Options expired	(11,987)	(624,736)

Outstanding, end of period	1,547	$147,891

At June 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended June 30, 2014, the Portfolio entered into option transactions or a combination of option transactions on individual securities to seek return and/or to seek to reduce the Fund’s exposure to a decline in the stock price.

24

Large-Cap Core Research Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Purchased options	$239,470	(1)	$—
Written options	—		(121,373	)(2)

Total	$239,470		$(121,373)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$(120,941)	$(200,449)
Written options	750,657	18,372

Total	$629,716	$(182,077)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased options contracts outstanding during the six months ended June 30, 2014, which is indicative of the volume of this derivative type, was 2,020 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2014.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Large-Cap Core Research Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

At June 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$32,162,209	$1,538,941		$—	$33,701,150
Consumer Staples	23,156,931	—		—	23,156,931
Energy	28,846,283	—		—	28,846,283
Financials	41,463,034	—		—	41,463,034
Health Care	35,438,857	—		—	35,438,857
Industrials	27,360,573	—		—	27,360,573
Information Technology	48,801,169	—		—	48,801,169
Materials	9,001,935	—		—	9,001,935
Telecommunication Services	6,083,737	—		—	6,083,737
Utilities	8,315,343	—		—	8,315,343

Total Common Stocks	$260,630,071	$1,538,941	*	$—	$262,169,012

Call Options Purchased	$218,995	$—		$—	$218,995
Put Options Purchased	20,475	—		—	20,475
Short-Term Investments	—	3,653,333		—	3,653,333

Total Investments	$260,869,541	$5,192,274		$—	$266,061,815

Liability Description

Call Options Written	$(115,673)	$—		$—	$(115,673)
Put Options Written	(5,700)	—		—	(5,700)

Total	$(121,373)	$—		$—	$(121,373)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance Large-Cap Core Research Fund

Large-Cap Core Research Portfolio

June 30, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance Large-Cap Core Research Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	3,750,214	26,391
Cynthia E. Frost	3,750,214	26,391
George J. Gorman	3,720,209	56,396
Valerie A. Mosley	3,750,214	26,391
Harriett Tee Taggart	3,750,214	26,391

Each nominee was also elected a Trustee of the Portfolio.

(1)	Excludes fractional shares.

Large-Cap Core Research Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Interest in the Portfolio
	For	Withheld
Scott E. Eston	98%	2%
Cynthia E. Frost	98%	2%
George J. Gorman	98%	2%
Valerie A. Mosley	98%	2%
Harriett Tee Taggart	98%	2%

Results are rounded to the nearest whole number.

27

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;
•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Large-Cap Core Research Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Core Research Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

29

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, as well as the active and ongoing steps the Adviser had taken to improve performance, including changes in the equity group’s leadership, portfolio management staffing and analysts group. The Board concluded that it was satisfied with the steps taken by the Adviser to improve performance and that it was appropriate to allow additional time to evaluate the effectiveness of those steps.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

30

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Officers and Trustees

Officers of Eaton Vance Large-Cap Core Research Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Large-Cap Core Research Portfolio

Charles B. Gaffney

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Large-Cap Core Research Fund and Large-Cap Core Research Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Large-Cap Core Research Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Large-Cap Core Research Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7724 6.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Core Research Portfolio

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	August 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 14, 2014

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	August 14, 2014